Segment Information - Components of Segment Profit or Loss (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023	[1]
Segment Reporting Information [Line Items]
Net sales		$ 327,274	$ 315,362
Cost of revenue		290,212	264,176
Selling, general and administrative		91,337	75,430
Depreciation and amortization		25,709	26,982
Loss (gain) on aircraft held for sale		2,795	(13,905)
Net loss	$ 1,287	(101,495)	(54,738)	$ (56,025)
Reportable Segment
Segment Reporting Information [Line Items]
Net sales		327,274	315,362
Cost of revenue		290,212	264,176
Selling, general and administrative		91,337	75,430
Depreciation and amortization		25,709	26,982
Loss (gain) on aircraft held for sale		2,795	(13,905)
Other expense		18,675	17,417
Net loss		$ (101,454)	$ (54,738)

[1]	The Merger occurred on December 27, 2023. As a result, net loss for the year ended December 31, 2023 was attributed to the pre-Merger period from January 1, 2023 through December 27, 2023 and to the post-Merger period from December 28, 2023 through December 31, 2023. During the pre-Merger period, net loss was attributable to LGM Enterprises, LLC and its noncontrolling interests. During the post-Merger period, net income was attributable to flyExclusive, Inc. and its noncontrolling interests and redeemable noncontrolling interest. Refer to the table below for the attribution of net income (loss) to controlling interests (LGM Enterprises, LLC for the pre-Merger period and flyExclusive, Inc. for the post-Merger period), noncontrolling interests, and redeemable noncontrolling interest during the pre-Merger and post-Merger periods.

(in thousands)	Controlling Interests	Noncontrolling Interests	Redeemable noncontrolling interest	Total
Net loss of LGM Enterprises, LLC attributed to the pre-Merger period from January 1, 2023 through December 27, 2023	$(47,134)	$(8,891)	$—	$(56,025)
Net income (loss) of flyExclusive, Inc. attributed to the post-Merger period from December 28, 2023 through December 31, 2023.	299	(92)	1,080	1,287
Total net income (loss) for the year ended December 31, 2023	$(46,835)	$(8,983)	$1,080	$(54,738)